RECENTLY IMPLEMENTED ACCOUNTING STANDARDS	12 Months Ended
Dec. 31, 2021
Accounting Standards Update and Change in Accounting Principle [Abstract]
RECENTLY IMPLEMENTED ACCOUNTING STANDARDS	RECENTLY IMPLEMENTED ACCOUNTING STANDARDS
In June 2016, the FASB issued ASU 2016-13, Financial Instruments - Credit Losses, Measurement of Credit Losses on Financial Instruments ("ASC 326"), replacing the incurred loss impairment model that recognizes losses when a probable threshold is met with a requirement to recognize lifetime expected credit losses immediately when a financial asset is originated or purchased. The standard is effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. The new guidance on the current expected credit loss ("CECL") impairment model requires an estimate of expected credit loss, measured over the contractual life of an asset, that considers reasonable and supportable forecasts of future economic conditions in addition to historical experience and current conditions. The objective is to present the entity’s estimate of the net amount expected to be collected on the financial assets. The measurement of expected credit losses under the CECL methodology is applicable to financial assets measured at amortized cost, net investment in leases recognized by lessor and off-balance sheet credit exposures not accounted for as insurance. In addition, ASC 326 made changes to the accounting for available for sale debt securities.

On January 1, 2020, the Company adopted ASC 326 using the modified retrospective method. Results for reporting periods beginning after January 1, 2020 are presented under ASC 326. The Company recorded a net decrease to retained earnings of $779 as of January 1, 2020 for the cumulative effect of adopting ASC 326 as a result of measuring expected credit losses on trade accounts receivable.
The cumulative effect was allocated between continuing and discontinued operations as follows:

Effect of adoption of ASC 326 on January 1, 2020	Amount
Continuing operations	$917
Discontinued operations	(138)
$779
In December 2019, the FASB issued ASU 2019-12 Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes (ASU 2019-12), which simplifies the accounting for income taxes, including the methodology for calculating taxes in an interim period and the recognition of deferred tax liabilities for outside basis differences. ASU 2019-12 is effective for fiscal years beginning after December 15, 2020, including interim periods within those fiscal years. The Company adopted ASU 2019-12 on January 1, 2021 and applied the new standard in determining tax expense for the year ended December 31, 2021. The adoption of this standard did not have a material impact on our consolidated financial statements and notes thereto and prior periods were not impacted.
CHANGES IN FUTURE ACCOUNTING STANDARDS
In March 2020, the FASB issued an update to ASU 2020-04 Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which addresses the effects of reference rate reform on financial reporting. This would apply to companies meeting certain criteria that have contracts, hedging relationships and other transactions that reference London Interbank Offered Rate ("LIBOR") or another reference rate expected to be discontinued because of reference rate reform. ASU 2020-04 is effective for the Company beginning January 1, 2022 and a successor rate has been established for our Revolving Facility with CIBC (see note 27(b)). The adoption of this ASU is not expected to have a material impact on the Company's consolidated financial statements.
In October 2021, FASB issued ASU 2021-08 Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers. The amendments in this ASU require an entity to recognize and measure contract assets and liabilities acquired in a business combination in accordance with Topic 606. The amendments in this ASU are effective for fiscal years beginning after December 15, 2022 and should be applied prospectively to business combinations occurring on or after the effective date of the amendment. The adoption of this ASU is not expected to have a material impact on the Company’s consolidated financial statements.

In November 2021, the FASB issued ASU 2021-10 Government Assistance (Topic 832): Disclosures by Business Entities about Government Assistance (ASU 2021-10), which aims to provide increased transparency by requiring business entities to disclose information about certain types of government assistance they receive in the notes to the financial statements. ASU 2021-10 is effective for fiscal years beginning after December 15, 2021. The Company is currently assessing the impact of ASU 2021-10 on its consolidated financial statements.